FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Schedule of Contractual Maturity Analysis of Financial Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Loans and interest	$ 237,397
Lease liabilities	8,834	$ 7,973
Trade and other payables	20,443	16,042
Royalty payables	13,328	10,838
Client liabilities	5,783	$ 6,927
Total	285,785
In 3 months [Member]
Disclosure of financial liabilities [line items]
Loans and interest	3,103
Lease liabilities	0
Trade and other payables	20,443
Royalty payables	13,328
Client liabilities	5,783
Total	42,657
Between 3 months and 1 year [Member]
Disclosure of financial liabilities [line items]
Loans and interest	9,413
Lease liabilities	1,864
Trade and other payables	0
Royalty payables	0
Client liabilities	0
Total	11,277
More than 1 year [Member]
Disclosure of financial liabilities [line items]
Loans and interest	224,881
Lease liabilities	6,970
Trade and other payables	0
Royalty payables	0
Client liabilities	0
Total	$ 231,851